Note 7 - Risk Management - Simulated Scenarios (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Risk Management Abstract
Number of simulations in the expected shortfall analysis	10,000 simulations The impact of the stress test under multivariable simulation of the risk factors of the portfolio (Expected shortfall 95% to 20 days)
Europe [Member]
Expected Short fall Line Items
Expected Short fall VAR	€ (75)
Mexico [Member]
Expected Short fall Line Items
Expected Short fall VAR	(29)
Peru [Member]
Expected Short fall Line Items
Expected Short fall VAR	(8)
Venezuela [Member]
Expected Short fall Line Items
Expected Short fall VAR	0
Argentina
Expected Short fall Line Items
Expected Short fall VAR	(8)
Colombia [Member]
Expected Short fall Line Items
Expected Short fall VAR	(8)
Chile [Member]
Expected Short fall Line Items
Expected Short fall VAR	(9)
Turkey [Member]
Expected Short fall Line Items
Expected Short fall VAR	€ (1)